Earnings per share (EPS) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share
Basic EPS - Net income	$ 196.5	$ 175.3	$ 378.5	$ 346.8
Basic EPS - (in shares)	191,500,000	191,000,000.0	191,400,000	191,000,000.0
Basic earnings per share (in dollars per share)	$ 1.03	$ 0.92	$ 1.98	$ 1.82
Effect of dilutive securities - (in shares)	400,000	400,000	400,000	300,000
Effect of dilutive securities - (in dollars per share)	(0.01)		(0.01)	(0.01)
Diluted EPS - Net income	$ 196.5	$ 175.3	$ 378.5	$ 346.8
Diluted EPS - (in shares)	191,900,000	191,400,000	191,800,000	191,300,000
Diluted EPS (in dollars per share)	$ 1.02	$ 0.92	$ 1.97	$ 1.81
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	109,948	61,594	109,948
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)		66,996	66,794